Deferred Taxation - Deferred Tax Balances Before Offset (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	¥ 23,498	¥ 26,724	[1]
Net deferred tax assets	6,483	14,064		¥ 6,720	¥ 3,807
Deferred tax liabilities	17,015	12,660	[1]
Cost [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	49,580	55,623
Deferred tax liabilities	43,097	41,559
Cost [member] | Receivables and inventories [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	8,528	10,387
Cost [member] | Unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	26,027	27,911
Cost [member] | Accumulated impairment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	7,838	9,712
Cost [member] | Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	7,187	7,613
Deferred tax liabilities	15,149	14,020
Cost [member] | Accelerated tax depreciation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax liabilities	¥ 27,948	¥ 27,539

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated (see Note 3(aa)).